Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
SA Global Index Allocation 60-40 Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Global Index Allocation 60/40 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goals are growth of capital and, secondarily, current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2024. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s investment goals are growth of capital and, secondarily, current income. The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of other mutual funds (the “Underlying Portfolios”). The Underlying Portfolios will primarily include other funds in the Trust but may also include other funds advised by the Adviser. Under normal circumstances, the Portfolio will seek to allocate 60% of its assets (with a range of 50% to 70%) to Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”). The Underlying Portfolios invest in, or obtain exposure to, equity or fixed income securities of U.S. or foreign corporate and governmental issuers. Certain Underlying Equity Portfolios invest in, or obtain exposure to, investments in a number of different countries around the world, which may include emerging markets (“Underlying International Portfolios”). Under normal circumstances, the Portfolio invests approximately half of its allocation to Underlying Equity Portfolios in Underlying International Portfolios. The Underlying Equity Portfolios include, among others, funds that invest in either domestic or international equity securities of small, medium and/or large capitalization companies and the Underlying Fixed Income Portfolios include, among others, funds that invest in domestic government and corporate bonds.The Underlying Portfolios will generally be limited to index funds, which are passively managed to track the performance of designated indices, although the Portfolio may also from time to time invest in Underlying Portfolios that are not index funds, including for cash management purposes. The Portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The following chart sets forth the Portfolio’s target allocations set by SunAmerica on January 31, 2023 to the Underlying Equity Portfolios and Underlying Fixed Income Portfolios. The Portfolio’s actual allocations may vary from these projections and will fluctuate from time to time due to, among other things, market conditions and changes made by the Adviser to the target allocations.Underlying Portfolio% of TotalPortfolioEquity59.00%SA Large Cap Index Portfolio23.25%SA Mid Cap Index Portfolio5.40%SA Small Cap Index Portfolio2.05%SA International Index Portfolio25.30%SA Emerging Markets Equity Index Portfolio3.00%Fixed Income41.00%SA Fixed Income Intermediate Index Portfolio21.00%SA Fixed Income Index Portfolio20.00%The Underlying Portfolio selection is made based on the Portfolio’s particular asset allocation strategy. The Adviser may adjust the Portfolio’s allocation to the Underlying Portfolios from time to time as it deems necessary, including based on market conditions or other factors. The Adviser intends to rebalance the Portfolio on an ongoing basis using cash flows; however, it reserves the right to rebalance the Portfolio through exchanges at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.The following is a summary of the principal risks of investing in the Portfolio.Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.Equity Securities Risk. The Portfolio invests principally in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.Small- and Medium-Sized Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/ virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.Foreign Currency Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.Bonds Risk. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.Interest Rate Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Federal Reserve has recently begun to raise the federal funds rate to address rising inflation. As interest rates rise from historically low levels, the Underlying Portfolios may face heightened interest rate risk. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held in the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

		The coronavirus (COVID-19) pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s or an Underlying Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which an Underlying Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.Indexing Risk. The Underlying Portfolios in which the Portfolio invests are managed to track the performance of an index. An Underlying Portfolio will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.Underlying Portfolios Risk. The risks of the Portfolio owning Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly. For example, the Portfolio indirectly pays a portion of the expenses (including management fees and operating expense) incurred by the Underlying Portfolios.Affiliated Portfolio Risk. In managing the Portfolio, SunAmerica will have the authority to select and substitute the Underlying Portfolios. SunAmerica may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica also is responsible for managing and administering the Underlying Portfolios.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net), MSCI Emerging Markets Index (net), Russell 2000® Index, S&P 500®Index, Bloomberg U.S. Government/Credit Index, S&P MidCap 400® Index, Bloomberg Intermediate U.S. Government/Credit Index and a blended index.The blended index consists of 23% S&P 500® Index, 5% S&P MidCap 400® Index, 2% Russell 2000® Index, 27% MSCI EAFE® Index (net), 3% MSCI Emerging Markets® Index (net), 20% Bloomberg U.S. Government/Credit Index, 20% Bloomberg Intermediate U.S. Government/Credit Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net), MSCI Emerging Markets Index (net), Russell 2000® Index, S&P 500®Index, Bloomberg U.S. Government/Credit Index, S&P MidCap 400® Index, Bloomberg Intermediate U.S. Government/Credit Index and a blended index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The blended index consists of 23% S&P 500® Index, 5% S&P MidCap 400® Index, 2% Russell 2000® Index, 27% MSCI EAFE® Index (net), 3% MSCI Emerging Markets® Index (net), 20% Bloomberg U.S. Government/Credit Index, 20% Bloomberg Intermediate U.S. Government/Credit Index (the “Blended Index”).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 3 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202011.65%Lowest QuarterlyReturn:March 31, 2020-12.27%Year to Date MostRecent Quarter:March 31, 20235.29%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
SA Global Index Allocation 60-40 Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	$ 712
1 Year	rr_AverageAnnualReturnYear01	(14.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
SA Global Index Allocation 60-40 Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	$ 1,012
2019	rr_AnnualReturn2019	17.87%
2020	rr_AnnualReturn2020	11.46%
2021	rr_AnnualReturn2021	9.62%
2022	rr_AnnualReturn2022	(14.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.27%)
1 Year	rr_AverageAnnualReturnYear01	(14.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
SA Global Index Allocation 60-40 Portfolio | Blended Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
SA Global Index Allocation 60-40 Portfolio | MSCI EAFE® Index (net)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
SA Global Index Allocation 60-40 Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
SA Global Index Allocation 60-40 Portfolio | MSCI Emerging Markets Index (net)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.70%)
SA Global Index Allocation 60-40 Portfolio | Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
SA Global Index Allocation 60-40 Portfolio | Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
SA Global Index Allocation 60-40 Portfolio | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
SA Global Index Allocation 60-40 Portfolio | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%

[1]	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.18% and 0.43%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2024, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.